                                                 SUPPLEMENT DATED MARCH 13, 1997
                                                 TO PROSPECTUS DATED MAY 1, 1996


                               THE PALLADIAN TRUST

The Trust commenced operations on February 1, 1996, and thus the performance-based fee arrangement described in the prospectus on pages 9-11 is effective starting February 1, 1997. This supplement provides a revised "Summary of Expenses" reflecting the performance-based fee and supplemental information about an expense limitation arrangement and capital contribution.

                                   * * * * * *

The following replaces the "Summary of Expenses" section on page 5 of the prospectus.

                               SUMMARY OF EXPENSES

The following tables show the expenses that will be incurred by each Portfolio, expressed as a percentage of average net assets during the year. If you have been given this prospectus because you are considering the purchase of a variable annuity contract, you should refer instead to the corresponding table in the variable annuity contract prospectus.

SHAREHOLDER TRANSACTIONS EXPENSES (FOR EACH PORTFOLIO)

     Sales Load on Purchases                           None
     Sales Load on Reinvested Dividends                None
     Deferred Sales Load Imposed on Redemption         None
     Exchange Fees                                     None


Annual Fund Operating Expenses
(AS A PERCENTAGE OF AVERAGE NET ASSETS)

Beginning February 1, 1997, a performance-based advisory fee is in effect. The base fee is 2.00%, but the total fee may vary from between 0.00% to 4.00%, depending on the Portfolio's performance. The base fee of 2.00% would be paid if Portfolio performance (net of all fees and expenses, including the advisory fee) is between 1.5 and 3.0 percentage points better than the benchmark index. A fee of 4.00% would be paid only if Portfolio performance (net of all fees and expenses, including the advisory fee) was at least 7.5 percentage points better than the benchmark index. No fee will apply if the Portfolio's performance is more than 3.0 percentage points lower than the benchmark index. See "Management and Portfolio Management Investment Advisory Fees," pages 9-11. Because of this variation, we show below expense information assuming fees of 0.00%, 2.00% and 4.00%. You should note, however, that the fee could be any figure between 0.00% and 4.00%.

For each of the three fee levels shown -- 0.00%, 2.00% and 4.00% -- we have included an example prepared in accordance with the requirements of the Securities and Exchange Commission. The purpose of the examples is to assist investors in understanding the various costs and expenses that an investor in the Portfolios will bear directly or indirectly. They show the total expenses that would be payable if you redeemed your shares after having held them for one and three year periods respectively. Each example assumes a 5% annual rate of return pursuant to requirements of the Securities and Exchange Commission. This hypothetical rate of return is not intended to be representative of past or future performance. The amounts shown are based upon estimates. Actual expenses may be greater than or less than those shown.

1.   ASSUMING MANAGEMENT FEE OF 0%

An advisory fee of 0% would be paid if the Portfolio's performance (net of all fees and expenses) was more than 3.0 percentage points lower than the benchmark index.

                                                      OTHER EXPENSES
                                                        (AFTER ANY
                                     MANAGEMENT         APPLICABLE         TOTAL OPERATING
FUND                                    FEES          REIMBURSEMENT)          EXPENSES
------------------------------------------------------------------------------------------
Value Portfolio                         0% (1)           0.70% (2)              0.70%
Growth Portfolio                        0% (1)           0.70% (2)              0.70%
International Growth                    0% (1)           1.20% (2)              1.20%
  Portfolio
Global Strategic Income                 0% (1)           1.20% (2)              1.20%
  Portfolio
Global Interactive/                     0% (1)           1.20% (2)              1.20%
  Telecomm Portfolio

     EXAMPLE. A shareholder would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return, (2) an advisory fee of 0%, and
     (3) redemption at the end of each time period.

                                                  1 Year         3 Years
     Value Portfolio                              $ 7.00         $21.92
     Growth Portfolio                             $ 7.00         $21.92
     International Growth Portfolio               $12.00         $37.39
     Global Strategic Income Portfolio            $12.00         $37.39
     Global Interactive/Telecomm Portfolio        $12.00         $37.39


2.   ASSUMING MANAGEMENT FEE OF 2.00%

An advisory fee of 2.00% would be paid if the Portfolio's performance (net of all fees and expenses, including the 2.00% advisory fee) was between 1.5 and 3.0 percentage points better than the benchmark index.

                                                      OTHER EXPENSES
                                                        (AFTER ANY
                                     MANAGEMENT         APPLICABLE         TOTAL OPERATING
     FUND                               FEES          REIMBURSEMENT)          EXPENSES
------------------------------------------------------------------------------------------
Value Portfolio                      2.00% (1)           0.70% (2)              2.70%
Growth Portfolio                     2.00% (1)           0.70% (2)              2.70%
International Growth                 2.00% (1)           1.20% (2)              3.20%
  Portfolio
Global Strategic Income              2.00% (1)           1.20% (2)              3.20%
  Portfolio
Global Interactive/Telecomm          2.00% (1)           1.20% (2)              3.20%
  Portfolio

     EXAMPLE. A shareholder would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return, (2) an advisory fee of 2%, and
     (3) redemption at the end of each time period.

                                                  1 Year         3 Years
     Value Portfolio                              $27.00         $82.88
     Growth Portfolio                             $27.00         $82.88
     International Growth Portfolio               $32.00         $97.74
     Global Strategic Income Portfolio            $32.00         $97.74
     Global Interactive/Telecomm Portfolio        $32.00         $97.74


3.   ASSUMING MANAGEMENT FEE OF 4.00%

An advisory fee of 4.00% would be paid if the Portfolio's performance (net of all fees and expenses, including the 4.00% advisory fee) was at least 7.5 percentage points better than the benchmark index.

                                                      OTHER EXPENSES
                                                        (AFTER ANY
                                     MANAGEMENT         APPLICABLE         TOTAL OPERATING
     FUND                               FEES          REIMBURSEMENT)          EXPENSES
------------------------------------------------------------------------------------------
Value Portfolio                      4.00% (1)           0.70% (2)              4.70%
Growth Portfolio                     4.00% (1)           0.70% (2)              4.70%
International Growth                 4.00% (1)           1.20% (2)              5.20%
  Portfolio
Global Strategic Income              4.00% (1)           1.20% (2)              5.20%
  Portfolio
Global Interactive/Telecomm          4.00% (1)           1.20% (2)              5.20%
  Portfolio

     EXAMPLE. A shareholder would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return, (2) an advisory fee of 4%, and
     (3)  redemption at the end of each time period.   In order to have both a
     5% annual return and an advisory fee of 4%, the Portfolio's performance would have to be 9% before deduction of the 4% fee (resulting in performance of 5%) and the benchmark index would have to DECREASE at least
     2.5 percentage points (meaning that the Portfolio's performance after fees and expenses was at least 7.5 percentage points better than the benchmark index).


                                                  1 Year         3 Years
     Value Portfolio                              $47.00         $141.42
     Growth Portfolio                             $47.00         $141.42
     International Growth Portfolio               $52.00         $155.69
     Global Strategic Income Portfolio            $52.00         $155.69
     Global Interactive/Telecomm Portfolio        $52.00         $155.69

(1) Beginning February 1, 1997, a performance-based advisory fee is in effect. See "Management and Portfolio Management Investment Advisory Fees," pages 9-11.

(2) Based on estimates for the current fiscal year (1997), taking into account expense limitation arrangement. The Manager has agreed to waive fees or reimburse expenses until at least December 31, 1997 to the extent a Portfolio's "other expenses" (I.E., expenses other than management fees) exceed the following expense limitations: Value Portfolio, 0.70%; Growth Portfolio, 0.70%; International Growth Portfolio, 1.20%; Global Strategic Income Portfolio, 1.20%; Global Interactive/Telecomm Portfolio, 1.20%. Without those limitations, it is estimated that the 1997 "other expenses" would be as follows: Value Portfolio, 2.49%; Growth Portfolio, 2.64%; International Growth Portfolio, 2.54%; Global Strategic Income Portfolio, 3.03%; Global Interactive/Telecomm Portfolio, 2.38%.



                                   * * * * * *

The following supplements "Management and Portfolio Management Investment Advisory Fees" on pages 9-10 of the prospectus.


                               EXPENSE LIMITATION

The Manager has agreed to limit operating expenses and reimburse those expenses to the extent that each Portfolio's "other expenses" (I.E., expenses other than management fees) from September 11, 1996 through December 31, 1997 exceed the expense limitation for that Portfolio. The chart below sets forth the expense limitation for each Portfolio. The limitation is expressed as an annualized percentage of average daily net assets.

                                                  Limitation on "other
          Portfolio                                     expenses"
          ------------------------------------------------------------
          Value                                           0.70%

          Growth                                          0.70%

          International Growth                            1.20%

          Global Strategic Income                         1.20%

          Global Interactive/Telecomm                     1.20%

The Manager, if agreed to by the Board, may continue the voluntary expense limitation past December 31, 1997. For the two years following the date that the expense limitation ends, each Portfolio will reimburse the Manager for any fees it waived or expenses it reimbursed pursuant to the expense limitation, provided that such reimbursement does not cause the Portfolio's "other expense" ratio to exceed the expense limitation for that Portfolio set forth in the chart above. After this two year period, the Portfolios' reimbursement liability to the Manager will cease. In addition, if at any time the investment management agreement between the Manager and the Portfolios terminates, the Portfolios' reimbursement liability to the Manager will cease.

                              CAPITAL CONTRIBUTION

The Manager has agreed to voluntarily contribute capital to the Portfolios as follows:

          Portfolio                               Capital Contribution
          ------------------------------------------------------------
          Value                                        $51,906.35

          Growth                                       $49,230.63

          International Growth                         $34,947.29

          Global Strategic Income                      $52,077.06

          Global Interactive/Telecomm                  $40,662.47

The amounts were contributed to offset expenses accrued to the Portfolios in excess of the expense limitations described in the previous section during the period from the commencement of operations to September 10, 1996 when the expense limitations became effective. The Manager received no shares of beneficial interest or other consideration in exchange for these contributions. These capital contributions resulted in an increase to paid capital for each Portfolio.